September 26, 2016

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

RE:                           Separate Account I of National Integrity Life Insurance Company

Registration Nos. 333-178439 and 811-04846

VAROOM II Prospectus and Statement of Additional Information Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant’s Post-Effective Amendment number 6 to its Registration Statement number 333-178439 on Form N-4, which was filed electronically on September 21, 2016.

Sincerely,

/s/ Rhonda S. Malone

Rhonda S. Malone

Senior Counsel – Securities

Western & Southern Financial Group, Inc.

400 Broadway

Cincinnati, OH 45202

Phone: 513-629-1854